STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
Loss from operations	$ (357,674)
Other Income (Expense)
Net income (loss)	$ 1,910,487
Earnings Per Share - Basic	$ 0.25
Earnings Per Share - Diluted	$ 0.24
Weighted Average Number of Shares - Basic	7,732,021
Weighted Average Number of Shares - Diluted	7,991,952
New Dragonfly
Net Sales	$ 78,000,000	$ 47,187,000
Cost of Goods Sold	48,375,000	26,580,000
Gross Profit	29,625,000	20,607,000
Operating Expenses
Research and development	2,689,000	1,239,000
General and administrative	10,621,000	4,662,000
Selling and marketing	9,848,000	5,960,000
Total Operating Expenses	23,158,000	11,861,000
Loss from operations	6,467,000	8,746,000
Other Income (Expense)
Other Income	1,000	15,000
Interest Income (expense)	(519,000)	3,000
Total Other Income (Expense)	(518,000)	18,000
Net income (loss) before income taxes	5,949,000	8,764,000
Income Tax Expense	1,611,000	1,886,000
Net income (loss)	$ 4,338,000	$ 6,878,000
Earnings Per Share - Basic	$ 0.15	$ 0.23
Earnings Per Share - Diluted	$ 0.13	$ 0.21
Weighted Average Number of Shares - Basic	20,101,129	20,040,470
Weighted Average Number of Shares - Diluted	21,931,108	21,388,785